UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant’s telephone number, including area code

Date of fiscal year end:  November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedules of Investments.

WBI Tactical BA Fund
Schedule of Investments
August 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 42.75%	Value
	Accommodation - 3.86%
8,922	Wyndham Worldwide Corp.	$889,345
	Administrative and Support Services - 2.06%
6,079	Broadridge Financial Solutions, Inc.	474,952
	Chemical Manufacturing - 3.91%
1,697	International Flavors & Fragrances, Inc.	232,234
7,374	LyondellBasell Industries N.V. - Class A (a)	668,011
		900,245
	Clothing and Clothing Accessories Stores - 4.16%
39,424	Hanesbrands, Inc.	956,426
	Couriers and Messengers - 1.57%
3,153	United Parcel Service, Inc. - Class B	360,577
	Credit Intermediation and Related Activities - 2.12%
7,000	Guaranty Bancorp	180,600
3,387	JPMorgan Chase & Co.	307,845
		488,445
	Food Manufacturing - 1.37%
5,920	General Mills, Inc.	315,299
	Insurance Carriers and Related Activities - 4.49%
7,071	Aflac, Inc.	583,711
7,772	Arthur J. Gallagher & Co.	449,999
		1,033,710
	Machinery Manufacturing - 7.22%
8,150	Caterpillar, Inc.	957,544
4,422	Cummins, Inc.	704,778
		1,662,322
	Primary Metal Manufacturing - 3.23%
21,603	Steel Dynamics, Inc.	744,223
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.98%
1,890	BlackRock, Inc.	791,929
15,297	Legg Mason, Inc.	584,192
		1,376,121
	Sofware Publishers - 2.78%
8,563	Microsoft Corp.	640,256

	TOTAL COMMON STOCKS (Cost $9,720,283)	9,841,921

	EXCHANGE TRADED FUNDS - 50.19%
5,576	iShares 10+ Year Credit Bond ETF	347,664
4,557	iShares Agency Bond ETF	521,366
13,451	iShares Emerging Markets High Yield Bond ETF	686,808
2,859	iShares Intermediate Government/Credit Bond ETF	319,007
10,674	iShares U.S. Preferred Stock ETF	416,820
8,736	PIMCO Enhanced Short Maturity Active ETF	889,237
9,634	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF	225,378
33,900	PowerShares International Corporate Bond Portfolio ETF	920,046
26,047	Vanguard Intermediate-Term Corporate Bond ETF	2,306,983
17,679	Vanguard Intermediate-Term Government Bond ETF	1,154,792
24,588	Vanguard Long-Term Corporate Bond ETF	2,323,074
18,325	Vanguard Long-Term Government Bond ETF	1,444,377

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,327,232)	11,555,552

	SHORT-TERM INVESTMENTS - 5.65%
1,299,285	Invesco STIT-Treasury Portfolio - Institutional Class, 0.90% (b)	1,299,285
	Total Short-Term Investments (Cost $1,299,285)	1,299,285

	TOTAL INVESTMENTS IN SECURITIES (Cost $22,346,800) - 98.59%	22,696,758
	Other Assets in Excess of Liabilities - 1.41%	325,477
	NET ASSETS - 100.00%	$23,022,235

ETF -	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2017.

WBI Tactical BP Fund
Schedule of Investments
August 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 44.72%	Value
	Accommodation - 1.92%
4,591	Wyndham Worldwide Corp.	$457,631
	Beverage and Tobacco Product Manufacturing - 1.67%
3,438	PepsiCo, Inc.	397,880
	Building Material and Garden Equipment - 0.76%
1,216	Home Depot, Inc.	182,242
	Chemical Manufacturing - 8.66%
3,273	Air Products and Chemicals, Inc.	475,796
22,895	Huntsman Corp.	608,320
10,832	LyondellBasell Industries N.V. - Class A (a)	981,270
		2,065,386
	Clothing and Clothing Accessories Stores - 3.39%
33,365	Hanesbrands, Inc.	809,435
	Computer and Electronic Product Manufacturing - 1.41%
4,077	Texas Instruments, Inc.	337,657
	Couriers and Messengers - 1.58%
3,297	United Parcel Service, Inc. - Class B	377,045
	Credit Intermediation and Related Activities - 2.25%
11,592	H&R Block, Inc.	309,970
13,127	KeyCorp	225,916
		535,886
	Electrical Equipment, Appliance, and Component Manufacturing - 7.61%
14,974	Emerson Electric Co.	884,065
5,680	Rockwell Automation, Inc.	931,861
		1,815,926
	Fabricated Metal Product Manufacturing - 2.43%
16,200	Hillenbrand, Inc.	579,150
	Food Manufacturing - 0.97%
4,369	General Mills, Inc.	232,693
	Insurance Carriers and Related Activities - 2.42%
4,050	Arthur J. Gallagher & Co.	234,495
11,558	Zurich Insurance Group AG - ADR	345,584
		580,079
	Machinery Manufacturing - 3.50%
3,066	Canon, Inc. - ADR	107,647
4,574	Cummins, Inc.	729,004
		836,651
	Professional, Scientific, and Technical Services - 3.40%
6,204	Accenture PLC - Class A (a)	811,235
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.21%
4,316	Legg Mason, Inc.	164,828
1,634	Nasdaq, Inc.	123,171
		287,999
	Utilities - 1.54%
11,030	Hawaiian Electric Industries, Inc.	368,623

	TOTAL COMMON STOCKS (Cost $10,465,541)	10,675,518

	EXCHANGE TRADED FUNDS - 50.46%
21,328	iShares 10+ Year Credit Bond ETF	1,329,801
27,328	iShares iBoxx $ High Yield Corporate Bond Fund	2,421,260
2,840	iShares JP Morgan USD Emerging Markets Bond ETF	332,536
32,631	iShares U.S. Preferred Stock ETF	1,274,241
45,413	PowerShares Fundamental High Yield Corporate Bond Portfolio ETF	863,301
85,341	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,383,574
41,951	VanEck Vectors Emerging Markets High Yield Bond ETF	1,039,126
13,486	Vanguard Intermediate-Term Corporate Bond ETF	1,194,455
12,802	Vanguard Long-Term Corporate Bond ETF	1,209,533

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,832,787)	12,047,827

	SHORT-TERM INVESTMENTS - 1.67%
397,790	Invesco STIT-Treasury Portfolio - Institutional Class, 0.90% (b)	397,790
	Total Short-Term Investments (Cost $397,790)	397,790

	TOTAL INVESTMENTS IN SECURITIES (Cost $22,696,118) - 96.85%	23,121,135
	Other Assets in Excess of Liabilities - 3.15%	751,990
	NET ASSETS - 100.00%	$23,873,125

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2017.

WBI Tactical DG Fund
Schedule of Investments
August 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 79.95%	Value
	Accommodation - 1.97%
3,035	Wyndham Worldwide Corp.	$302,529
	Administrative and Support Services - 2.78%
5,475	Broadridge Financial Solutions, Inc.	427,762
	Beverage and Tobacco Product Manufacturing - 0.94%
1,246	PepsiCo, Inc.	144,200
	Building Material and Garden Equipment - 2.01%
2,061	Home Depot, Inc.	308,882
	Chemical Manufacturing - 5.08%
1,320	Celanese Corp. - Series A	128,066
3,557	International Flavors & Fragrances, Inc.	486,776
1,834	LyondellBasell Industries N.V. - Class A (a)	166,142
		780,984
	Clothing and Clothing Accessories Stores - 4.36%
27,647	Hanesbrands, Inc.	670,716
	Commercial Banking - 1.35%
6,152	Berkshire Hills Bancorp, Inc.	207,938
	Computer and Electronic Product Manufacturing - 11.49%
3,000	L3 Technologies, Inc.	544,440
12,376	Maxim Integrated Products, Inc.	577,464
7,439	Microchip Technology, Inc.	645,705
		1,767,609
	Couriers and Messengers - 1.83%
2,463	United Parcel Service, Inc. - Class B	281,669
	Credit Intermediation and Related Activities - 8.04%
2,309	Comerica, Inc.	157,589
11,223	East West Bancorp, Inc.	621,418
6,576	H&R Block, Inc.	175,842
5,763	State Bank Financial Corp.	154,852
4,859	United Community Banks, Inc. of Georgia	126,868
		1,236,569
	Electrical Equipment, Appliance, and Component Manufacturing - 1.68%
4,388	Emerson Electric Co.	259,067
	Food Manufacturing - 2.86%
8,252	General Mills, Inc.	439,502
	Insurance Carriers and Related Activities - 13.02%
2,480	Aflac, Inc.	204,724
3,279	Anthem, Inc.	642,815
7,342	Axis Capital Holdings Ltd. (a)	442,282
3,792	Employers Holdings, Inc.	159,833
5,839	Hartford Financial Services Group, Inc.	315,715
1,193	UnitedHealth Group, Inc.	237,287
		2,002,656
	Machinery Manufacturing - 2.64%
3,452	Caterpillar, Inc.	405,575
	Merchant Wholesalers, Durable Goods - 1.22%
2,365	TE Connectivity Ltd. (a)	188,254
	Motion Picture and Sound Recording Industries - 2.35%
3,576	Time Warner, Inc.	361,534
	Plastics and Rubber Products Manufacturing - 4.61%

7,531	Avery Dennison Corp.	709,872
	Professional, Scientific, and Technical Services - 4.92%
5,078	Accenture PLC - Class A (a)	663,999
839	Dun & Bradstreet Corp.	93,498
		757,497
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.03%
16,245	Legg Mason, Inc.	620,397
	Waste Management and Remediation Services - 2.77%
5,529	Waste Management, Inc.	426,341

	TOTAL COMMON STOCKS (Cost $12,069,602)	12,299,553

	SHORT-TERM INVESTMENTS - 14.78%
2,274,440	Invesco STIT-Treasury Portfolio - Institutional Class, 0.90% (b)	2,274,440
	Total Short-Term Investments (Cost $2,274,440)	2,274,440

	TOTAL INVESTMENTS IN SECURITIES (Cost $14,344,042) - 94.73%	14,573,993
	Other Assets in Excess of Liabilities - 5.27%	810,896
	NET ASSETS - 100.00%	$15,384,889

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2017.

WBI Funds
Notes to the Schedule of Investments
August 31, 2017 (Unaudited)

Note 1 – Securities Valuation
The WBI Tactical BA Fund, the WBI Tactical BP Fund, and the WBI Tactical DG Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).
Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be categorized in level 2 of the fair value hierarchy.
Exchange-traded options are valued using the composite pricing using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy. Investments in open-end mutual funds, included money market funds are categorized in level 1 of the fair value hierarchy.
The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2017:

WBI Tactical BA Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accomodation and Food Services	$889,345	$-	$-	$889,345
Administrative Support and Waste Management	474,952	-	-	474,952
Finance and Insurance	2,898,276	-	-	2,898,276
Information	640,256	-	-	640,256
Manufacturing	3,622,089	-	-	3,622,089
Retail Trade	956,426	-	-	956,426
Transportation and
Warehousing	360,577	-	-	360,577
Total Common Stocks	9,841,921	-	-	9,841,921
Exchange-Traded Funds	11,555,552	-	-	11,555,552
Short-Term Investments	1,299,285	-	-	1,299,285
Total Investments in
Securities	$22,696,758	$-	$-	$22,696,758

WBI Tactical BP Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accomodation and Food Services	$855,511	$-	$-	$855,511
Finance and Insurance	1,403,964	-	-	1,403,964
Manufacturing	5,867,463	-	-	5,867,463
Professional, Scientific, and Technical Services	811,235	-	-	811,235
Retail Trade	991,677	-	-	991,677
Transportation and Warehousing	377,045	-	-	377,045
Utilities	368,623	-	-	368,623
Total Common Stocks	10,675,518	-	-	10,675,518
Exchange-Traded Funds	12,047,827	-	-	12,047,827
Short-Term Investments	397,790	-	-	397,790
Total Investments in Securities	$23,121,135	$-	$-	$23,121,135

WBI Tactical DG Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accomodation and Food
Services	$446,729	$-	$-	$446,729
Administrative Support and
Waste Management	854,103	-	-	854,103
Finance and Insurance	4,067,560	-	-	4,067,560
Information	361,534	-	-	361,534
Manufacturing	4,362,609	-	-	4,362,609
Professional, Scientific, and
Technical Services	757,497	-	-	757,497
Retail Trade	979,598	-	-	979,598
Transportation and
Warehousing	281,669	-	-	281,669
Wholesale Trade	188,254	-	-	188,254
Total Common Stocks	12,299,553	-	-	12,299,553
Short-Term Investments	2,274,440	-	-	2,274,440
Total Investments in
Securities	$14,573,993	$-	$-	$14,573,993

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at August 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended August 31, 2017.
Note 2 – Derivative Transactions
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.
The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received by the Fund is reflected as an asset and as an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put minimum.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.
Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.
No derivatives were held by the Funds during the period ended August 31, 2017.

Note 3 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

WBI Tactical BA Fund
Cost of investments	$22,346,800
Gross unrealized appreciation	$460,373
Gross unrealized depreciation	(110,415)
Net unrealized appreciation	$349,958

WBI Tactical BP Fund
Cost of investments	$22,696,118
Gross unrealized appreciation	$521,111
Gross unrealized depreciation	(96,094)
Net unrealized appreciation	$425,017

WBI Tactical DG Fund
Cost of investments	$14,344,042
Gross unrealized appreciation	$366,039
Gross unrealized depreciation	(136,088)
Net unrealized appreciation	$229,951

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date        10/02/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date        10/02/2017

By (Signature and Title)*   /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date        10/02/2017

* Print the name and title of each signing officer under his or her signature.